SHARE INCENTIVE PLAN - Fair value of the options granted, assumptions used (Details)	12 Months Ended
	Dec. 31, 2022 multiple $ / shares	Dec. 31, 2020 multiple $ / shares
Assumptions used
Expected volatility		40.00%
Exercise multiples | multiple	2.2	2.2
Minimum
Assumptions used
Risk-free interest rate	1.88%	0.86%
Expected volatility	76.00%
Fair value of underlying ordinary share	$ 0.86	$ 2.38
Maximum
Assumptions used
Risk-free interest rate		0.93%
Expected volatility	77.00%
Exercise multiples	2.93
Fair value of underlying ordinary share	$ 1.88	$ 2.7